BASIC AND DILUTED INCOME PER SHARE - Schedule of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income for the period attributable to shareholders	$ 30,679	$ 18,260	$ 2,390
Weighted-average number of ordinary shares, basic (in shares)	36,034,115	37,083,262	35,828,204
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.85	$ 0.49	$ 0.07
Weighted-average number of ordinary shares, diluted (in shares)	36,337,349	38,542,166	38,212,108
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.84	$ 0.47	$ 0.06